Finance Receivables	12 Months Ended
Mar. 31, 2013
Finance Receivables

4. FINANCE RECEIVABLES

Finance receivables as of March 31, 2012 and 2013 are comprised primarily of lease receivables and installment loans.

Ricoh’s products are leased to domestic customers primarily through Ricoh Leasing Company, Ltd., a majority-owned domestic subsidiary, and to overseas customers primarily through certain overseas subsidiaries. Most of these leases are accounted for as sales-type leases. Sales revenue from sales-type leases is recognized at the inception of the leases.

Information pertaining to Ricoh’s lease receivables as of March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012	2013
Future minimum lease payments to be received	¥645,010	¥648,347
Estimated non-guaranteed residual values	8,954	11,881
Unearned income	(41,133)	(38,661)
Allowance for doubtful receivables	(8,472)	(8,727)

Lease receivables, net	604,359	612,840
Less - Current portion of lease receivable, net	(212,101)	(227,866)

Amounts due after one year, net	¥392,258	¥384,974

As of March 31, 2013, the future minimum lease payments to be received due in each of the next five years and thereafter are as follows:

Years ending March 31	Millions of Yen
2014	¥237,741
2015	167,343
2016	123,217
2017	76,956
2018	32,084
2019 and thereafter	11,006

Total	¥648,347

The Company’s subsidiary, Ricoh Leasing Company, Ltd., has also extended certain types of loans as part of its business activity, which are primarily residential housing loans in Japan secured by the underlying real estate properties. The total balance of these loans, net of allowance for doubtful receivables, as of March 31, 2012 and 2013 was ¥83,361 million and ¥89,657 million, respectively. The current portion of loans receivable was ¥7,615 million and ¥8,023 million, respectively, as of March 31, 2012 and 2013, and was included in current maturities of long-term finance receivables, net in the accompanying consolidated balance sheets. Loan activities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Millions of Yen
	2011	2012	2013
New loans	¥15,465	¥22,222	¥22,398
Repayment of outstanding loans	9,777	11,519	16,327

Ricoh Leasing Company, Ltd. made: (1) transferring its lease receivables to a trust and received the beneficial interests in the trust originated from the transferred assets; and subsequently, (2) transferring the non-subordinated beneficial interests to and receiving cash as consideration from transferees, such as Special Purpose Entity (“SPE”) that are different from the trust mentioned above, as a part of securitization programs. The retained subordinated interests were considered as variable interests, since the subordinated interests had the obligation to absorb the expected loss of the trust.

The new consolidation provisions, which came into effect on April 1, 2010, eliminated the concept of excluding qualifying SPE from the scope of consolidation. In accordance with the new consolidation provisions, Ricoh performed a qualitative analysis to determine the primary beneficiary of a Variable Interest Entity (“VIE”). The primary beneficiary of a VIE has both the: (1) power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Ricoh Leasing Company, Ltd. was considered as the primary beneficiary since Ricoh Leasing Company, Ltd. acted as a special servicer for lease receivables transferred to the trust and therefore, deemed to meet the criteria (1) and (2) above.

As a result of the above consideration, for the year beginning on April 1, 2010, Ricoh consolidated the trust, which had been unconsolidated prior to March 31, 2010, at the carrying amounts of the trust’s assets and liabilities as of April 1, 2010, eliminating the retained subordinated beneficial interests on the consolidated balance sheet. The main effects on Ricoh’s consolidated financial position are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥15,487	¥12,039
Long-term finance receivables, net	30,225	24,442
Current maturities of long-term indebtedness	12,487	10,161
(Including secured loans caused by lease transactions)	(11,835)	(10,161)
Long-term indebtedness	24,371	20,624
(Including secured loans caused by lease transactions)	(23,096)	(20,624)

For the difference between the net amount added to the balance sheet and the amount of previously recognized interest in the newly consolidated VIE, Ricoh recognized a cumulative effect adjustment of ¥410 million to retained earnings and ¥ 392 million to noncontrolling interests as of April 1, 2010. Servicing assets or liabilities related to securitization transactions initiated were not recorded, because the servicing fees adequately compensate Ricoh.

From April 1, 2010, the transferring of the non-subordinated beneficial interests was recorded as secured loans, since Ricoh Leasing Company, Ltd. retained subordinated beneficial interests and such interests did not meet the definition of participating interest. Lease receivables are only to be used to settle obligation of the trust’s liabilities or transferee’s liabilities in substantially.

Apart from the transactions mentioned above, Ricoh’s foreign subsidiaries transferred lease receivables with recourse. Ricoh recorded these transfers as secured loans, since these transactions did not meet the derecognition criteria of financial assets. The assets and liabilities that were accounted for as secured loans are as follows:

	Millions of Yen
	2012	2013
Current maturities of long-term finance receivables, net	¥1,397	¥1,743
Long-term finance receivables, net	6,919	5,575
Current maturities of long-term indebtedness	1,397	1,743
Long-term indebtedness	6,919	5,575

In the year ended March 31, 2013, certain of Ricoh’s consolidated subsidiaries sold lease receivables of ¥27,605 million without recourse to third-party financial institutions for cash proceeds of ¥29,570 million, which were reported as operating cash flows in the consolidated statement of cash flows. Since Ricoh’s consolidated subsidiaries did not maintain effective control over the transferred lease receivables, such arrangements of lease receivable transfers were accounted for as sales, and a pre-tax gain of ¥1,965 million was recognized on these sales and reported in other revenue in the consolidated statements of operations. Although Ricoh’s consolidated subsidiaries have continued to service the sold lease receivables without any servicing fee, servicing assets or liabilities were not recorded as the related costs were not significant.